INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Inventory
Inventories	$ 29,338,548	$ 27,322,003	$ 19,366,001
Goods in transit	1,292,239	751,737	776,869
Supplies	5,930,471	4,482,827	3,978,934
Inventory recognized as expense	86,179,252	80,424,450	77,797,414
Agrochemicals
Inventory
Inventories	356,489	22,137	94,486
Seeds and Grains
Inventory
Inventories	1,300,998	207,519	514,000
Microbiological resale products
Inventory
Inventories	13,486,668	13,894,018	8,389,191
Microbiological products produced
Inventory
Inventories	8,079,553	8,370,583	6,383,263
Allowance for obsolescence
Inventory
Inventories	$ (1,107,870)	$ (406,818)	$ (770,742)